11. Employee and Director Benefit Programs (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee And Director Benefit Programs Details 1
Benefit obligation	$ 3,993	$ 3,812	$ 3,581
Fair value of plan assets	0	0
Funded status	(3,993)	(3,812)
Unrecognized prior service cost/benefit	0	0
Unrecognized net actuarial loss	0	0
Net amount recognized	(3,993)	(3,812)
Unfunded accrued liability	(3,993)	(3,812)
Intangible assets	0	0
Net amounts recognized	$ (3,993)	$ (3,812)